Annual Total Returns [BarChart] - Great-West SecureFoundation Lifetime 2030 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	13.50%
2012	19.61%
2013	5.56%
2014	(1.05%)
2015	8.31%
2016	14.32%
2017	(5.56%)
Annual Return 2019	17.58%
Annual Return 2020	13.03%